Balance Sheet Components - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid expenses	$ 5,000,000	$ 312,239	$ 177,027
Inventory purchase deposit		5,000,000
Production deposit		336,643	336,643
Other current assets		712
Total	$ 5,553,840	$ 5,649,594	$ 513,670